                                   UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                      SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                      USAA MUTUAL FUNDS TRUST
                                                      9800 FREDERICKSBURG ROAD
                                                      SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA NEW YORK MONEY MARKET FUND – 1ST QUARTER REPORT - PERIOD ENDED
JUNE 30, 2010

 [LOGO OF USAA]
   USAA (R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA NEW YORK MONEY MARKET FUND
JUNE 30, 2010

                                                                      (Form N-Q)

48505-0610                                   (C)2010, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and
Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company
(the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS)    Principal and interest payments are insured by Assured Guaranty
         Municipal Corp., or Berkshire Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ)    Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., JPMorgan Chase Bank,
         N.A., or WestLB A.G.
(LOC)    Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

 PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

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1  | USAA NEW YORK MONEY MARKET FUND

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IDA      Industrial Development Authority/Agency
MTA      Metropolitan Transportation Authority

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                                                   PORTFOLIO OF INVESTMENTS |  2
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PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

PRINCIPAL
AMOUNT                                                            COUPON            FINAL           VALUE
(000)       SECURITY                                                RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------

            VARIABLE-RATE DEMAND NOTES (99.0%)

            NEW YORK (97.5%)
$   3,955   Albany IDA (LOC - RBS Citizens, N.A.)                   0.48%       5/01/2035     $     3,955
    1,140   Broome County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                   0.36        7/01/2023           1,140
    2,750   Chautauqua County IDA (LOC - PNC Bank, N.A.)            0.31        8/01/2030           2,750
    6,000   Chautauqua County IDA (LOC - PNC Bank, N.A.)            0.37       12/01/2031           6,000
    4,800   Dormitory Auth. (LOC - KBC Bank, N.V.)                  0.23        7/01/2029           4,800
    1,365   Dormitory Auth. (LOC - Federal Home Loan
               Bank of Boston)                                      0.27        6/01/2034           1,365
    5,340   Dormitory Auth. (LOC - Key Bank, N.A.)                  0.38        7/01/2038           5,340
    1,865   Dutchess County IDA (LOC - JPMorgan Chase
               Bank, N.A.)                                          0.31       10/01/2017           1,865
    1,265   Erie County IDA (LOC - Fifth Third Bank)                0.85       10/01/2026           1,265
    5,075   Erie County IDA (LOC - Sovereign Bank)                  0.38       11/15/2036           5,075
    2,165   Essex County IDA (LOC - Key Bank, N.A.)                 0.38        3/01/2032           2,165
    4,000   Local Government Assistance Corp. (LOC -
               Bayerische Landesbank)(LOC - WestLB A.G.)            0.29        4/01/2023           4,000
    4,000   Long Island Power Auth. (LOC - JPMorgan
               Chase Bank, N.A.) (LOC - Landesbank
               Baden-Wurttemberg)                                   0.25        5/01/2033           4,000
    4,530   Monroe County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                   0.56       12/01/2034           4,530
    4,000   MTA (INS)(LIQ) (a)                                      0.32        3/01/2012           4,000
    5,000   MTA (INS)(LIQ)                                          0.33       11/01/2029           5,000
    6,000   New York City (LOC - Bank of America, N.A.)             0.33        8/01/2034           6,000
    1,400   New York City Housing Dev. Corp. (LOC - Bank
               of America, N.A.)                                    0.27       11/01/2048           1,400
    1,075   New York City IDA (LOC - Manufacturers &
               Traders Trust Co.)                                   0.56       12/01/2027           1,075
    1,500   New York City Municipal Water Finance Auth. (LIQ) (a)   0.32        6/15/2013           1,500
    4,500   New York City Transitional Finance Auth. (LIQ) (a)      0.31       11/01/2030           4,500
    4,000   Oneida County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                   0.36        6/01/2030           4,000
    4,600   Oneida County IDA (LOC - RBS Citizens, N.A.)            0.51        7/01/2037           4,600
    5,185   Ontario County IDA (LOC - ABN AMRO Bank N.V.)           1.31        3/01/2028           5,185
    3,500   Ontario County IDA (LOC - Key Bank, N.A.)               0.38        7/01/2030           3,500
    3,000   Port Auth. of New York and New Jersey                   0.37       11/16/2012           3,000
    4,795   Thruway Auth. (LIQ) (a)                                 0.34        4/01/2013           4,795
    6,860   Triborough Bridge and Tunnel Auth. (LOC -
               Bayerische Landesbank)                               0.30        1/01/2032           6,860
    5,060   Wayne County IDA (LOC - ABN AMRO Bank N.V.)             1.31        6/01/2012           5,060
      875   Westchester County IDA (LOC - JPMorgan
               Chase Bank, N.A.)                                    0.30       10/01/2028             875
                                                                                              -----------
                                                                                                  109,600
                                                                                              -----------

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3  | USAA NEW YORK MONEY MARKET FUND
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PRINCIPAL
AMOUNT                                                            COUPON            FINAL           VALUE
(000)       SECURITY                                                RATE         MATURITY           (000)
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            PUERTO RICO (1.5%)
$   1,700   Commonwealth (LIQ) (LOC - Bank of America, N.A.) (a)    0.40%       7/01/2011     $     1,700
                                                                                              -----------
            Total Variable-Rate Demand Notes (cost: $111,300)                                     111,300
                                                                                              -----------

            PUT BONDS (1.1%)

            PUERTO RICO (1.1%)
    1,280   Industrial, Medical and Environmental Pollution
               Control Facilities Financing Auth. (cost: $1,280)    0.95        3/01/2023           1,280
                                                                                              -----------

            TOTAL INVESTMENTS (COST: $112,580)                                                $   112,580
                                                                                              ===========

($ IN 000s)                                       VALUATION HIERARCHY
                                                  -------------------
                                      (LEVEL 1)
                                    QUOTED PRICES       (LEVEL 2)
                                      IN ACTIVE           OTHER           (LEVEL 3)
                                       MARKETS         SIGNIFICANT       SIGNIFICANT
                                    FOR IDENTICAL      OBSERVABLE       UNOBSERVABLE
ASSETS                                 ASSETS             INPUTS            INPUTS              TOTAL
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    VARIABLE-RATE DEMAND NOTES      $          --      $   111,300      $         --     $    111,300
    PUT BONDS                                  --            1,280                --            1,280
-----------------------------------------------------------------------------------------------------
Total                               $          --      $   112,580      $         --     $    112,580
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   For the period ended June 30, 2010, there were no transfers of securities between levels 1, 2, or 3. The Fund's policy is to recognize transfers into and out of the valuation levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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                                                   PORTFOLIO OF INVESTMENTS |  4

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NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA New
York Money Market Fund (the Fund), which is classified as diversified under the
1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the
NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost

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5  | USAA NEW YORK MONEY MARKET FUND
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approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery
and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $112,469,000 at June
30, 2010, and, in total, may not equal 100%. A category percentage of 0.0%
represents less than 0.1% of net assets.

SPECIFIC NOTES

(a)      Restricted security that is not registered under the Securities Act of
         1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by
         Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

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                                          NOTES TO PORTFOLIO OF INVESTMENTS |  6
ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/25/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/25/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/25/2010
         ------------------------------